Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

March 4, 2024

Re:	Advisor Managed Portfolios (the “Trust”)
File No.: 811-23859; 333-270997

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Soundwatch Hedged Equity ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated February 28, 2024 and filed electronically as Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A on February 29, 2024.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Assistant Secretary
Advisor Managed Portfolios